CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2018	$ 102,166	$ 123	$ 1,264,160	$ (10,899)	$ (1,212,790)	$ 61,572
Balance (in shares) at Dec. 31, 2018		35,317,742
Increase (Decrease) in Stockholders' Equity
Ordinary shares issued upon option exercise	56		56
Ordinary shares issued upon option exercise (in shares)		25,000
Restricted shares issued and restricted share units released	1,399		1,399
Restricted shares issued and restricted share units released (in shares)		510,438
Repurchase or buyback of ordinary shares	$ (1,049)			(1,049)
Repurchase or buyback of ordinary shares (in shares)	(328,856)	(328,856)
Net loss	$ (3,913)				(3,913)
Other comprehensive income (loss):
Foreign currency translation	529					529
Balance at Dec. 31, 2019	99,188	$ 123	1,265,615	(11,948)	(1,216,703)	62,101
Balance (in shares) at Dec. 31, 2019		35,524,324
Increase (Decrease) in Stockholders' Equity
Restricted shares issued and restricted share units released	703		703
Restricted shares issued and restricted share units released (in shares)		573,281
Repurchase or buyback of ordinary shares	$ (374)			(374)
Repurchase or buyback of ordinary shares (in shares)	(199,331)	(199,331)
Net loss	$ (23,676)				(23,676)
Other comprehensive income (loss):
Foreign currency translation	1,560					1,560
Balance at Dec. 31, 2020	$ 77,401	$ 123	1,266,318	(12,322)	(1,240,379)	63,661
Balance (in shares) at Dec. 31, 2020	35,898,000	35,898,274
Increase (Decrease) in Stockholders' Equity
Restricted shares issued and restricted share units released	$ 504		504
Restricted shares issued and restricted share units released (in shares)		215,666
Repurchase or buyback of ordinary shares
Repurchase or buyback of ordinary shares (in shares)
Net loss	$ (5,828)				(5,828)
Other comprehensive income (loss):
Foreign currency translation	(3,720)					(3,720)
CTA recognition on liquidation of the subsidiaries	(6)					(6)
Balance at Dec. 31, 2021	$ 68,351	$ 123	$ 1,266,822	$ (12,322)	$ (1,246,207)	$ 59,935
Balance (in shares) at Dec. 31, 2021	36,114,000	36,113,940